VARIABLE INTEREST ENTITIES ("VIEs") - NARRATIVE (Details) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended
	Nov. 30, 2015	Jun. 30, 2020 USD ($) vessel	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) vessel	Jun. 30, 2019 USD ($)
Variable Interest Entity [Line Items]
Interest expense		$ 17,115	$ 20,695	$ 34,610	$ 41,472
Net cash used in financing activities				(83,528)	(81,361)
Eskimo SPV Agreement | Golar Eskimo
Variable Interest Entity [Line Items]
Lease term	10 years
Interest expense		1,000	2,000	2,500	4,200
Net cash used in financing activities		$ 5,500	$ 4,600	$ 11,600	$ 9,200
Eskimo SPV Agreement | Golar Eskimo | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Number of vessels | vessel		1		1